TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 6,995,890	$ 7,235,441	$ 9,100,553
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	10,630,546	10,746,735	14,281,283	$ 13,387,450
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(3,628,905)	(3,505,547)	(5,174,994)	(4,408,512)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,751)	(5,747)	(5,736)	(4,986)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	93,989	82,012	38,068
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	129,081	100,800	48,203	16,105
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(34,682)	(18,413)	(9,979)	(7,110)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(410)	(375)	$ (156)	$ (84)
Property, plant and equipment subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	25,914	35,287
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	45,873	47,094
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(19,959)	(11,807)
Property, plant and equipment subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	45,674	43,970
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	55,009	48,210
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(9,335)	(4,240)
Property, plant and equipment subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	22,401	2,755
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	28,199	5,496
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,388)	(2,366)
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ (410)	$ (375)